Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014 segment
Segment reporting information
Charitable Contribution to the CVS Foundation	$ 25
Number of reportable segments		3
Pharmacy Services Segment
Segment reporting information
Number of pharmacies		68,000
Number of Chain Pharmacies		41,000
Number of Independent Pharmacies		27,000
Number of conditions for integrated disease management		17
Number of states pharmacies operated		40
Centers of Excellence for Infusion and Enteral Services		6
Pharmacy Services Segment | Specialty stores
Segment reporting information
Number of pharmacies		27
Pharmacy Services Segment | Specialty mail order
Segment reporting information
Number of pharmacies		11
Pharmacy Services Segment | Mail service
Segment reporting information
Number of pharmacies		4
Pharmacy Services Segment | Infusion and Enteral Branches [Member]
Segment reporting information
Number of Infusion and Enteral Branches		86
Retail Pharmacy Segment
Segment reporting information
Number of states pharmacies operated		44
Number of drugstores		7,822
Retail Pharmacy Segment | MinuteClinic within CVS Pharmacy Stores
Segment reporting information
Number of drugstores		963
Retail Pharmacy Segment | MinuteClinic
Segment reporting information
Number of drugstores		971
Retail Pharmacy Segment | CVS/pharmacy
Segment reporting information
Number of drugstores		7,765